Utility Plant and Leases (Tables)	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Schedule of Net Utility Plant
Net utility plant as of December 31, 2018 and 2017 was as follows (thousands of dollars):

December 31,	2018	2017
Gas plant:
Storage	$26,825	$25,019
Transmission	386,159	363,396
Distribution	6,049,380	5,600,769
General	416,643	396,252
Software and software-related intangibles	241,158	230,030
Other	14,074	14,178
	7,134,239	6,629,644
Less: accumulated depreciation and amortization	(2,234,029)	(2,231,242)
Construction work in progress	193,028	125,248
Net utility plant	$5,093,238	$4,523,650

Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant, including intangibles, was as follows (thousands of dollars):

	2018	2017	2016
Depreciation and amortization expense	$185,719	$187,075	$214,037

Schedule of Rental Payments for Operating Leases
The table below presents Southwest’s and Centuri’s rental and lease payments that are included in operating expenses (in thousands):

	2018	2017	2016
Southwest Gas Corporation	$4,556	$4,926	$4,357
Centuri	59,491	62,310	53,956
Consolidated rental payments/lease expense	$64,047	$67,236	$58,313

Schedule of Future Minimum Lease Payments for Operating Leases
The following is a schedule of future minimum lease payments for operating leases (with initial or remaining terms in excess of one year) as of December 31, 2018 (thousands of dollars):

	Southwest	Centuri	Consolidated Total
2019	$898	$10,053	$10,951
2020	363	7,656	8,019
2021	299	5,760	6,059
2022	163	5,163	5,326
2023	79	3,681	3,760
Thereafter	177	10,511	10,688
Total minimum lease payments	$1,979	$42,824	$44,803